UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

                        Dreyfus Diversified Emerging Markets Fund

                        Dreyfus/Newton International Equity Fund

                        Dreyfus Tax Sensitive Total Return Bond Fund

                        Dreyfus/The Boston Company Small/Mid Cap Growth Fund

                        Dreyfus/The Boston Company Small Cap Growth Fund

                        Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 54.0%
Brazil - 3.1%
Banco Bradesco	7,250		69,142
Banco BTG Pactual	88,200		504,219
Banco do Brasil	67,500		644,989
BR Malls Participacoes	4,335		16,626
Cia de Saneamento Basico do Estado de
Sao Paulo	45,000		468,658
Companhia Energetica de Minas Gerais	54,916	[a]	114,232
EcoRodovias Infraestrutura e Logistica	202,500		747,837
EDP - Energias do Brasil	126,500		532,278
Hypermarcas	58,200		631,104
Kroton Educacional	194,300		1,076,030
Petroleo Brasileiro, ADR	19,009	[a]	195,603
Qualicorp	97,600		910,697
Suzano Papel e Celulose	88,000		495,831
Vale	87,441		1,065,776
			7,473,022
Canada - .1%
Gran Tierra Energy	121,722	[a]	328,649
Chile - .7%
Aguas Andinas, Cl. A	164,900		108,254
Empresa Nacional de
Telecomunicaciones	40,673		457,356
Enel Generacion Chile	568,400		515,375
Itau CorpBanca	61,140,090		556,361
			1,637,346
China - 16.5%
Alibaba Group Holding, ADR	34,698	[a]	5,982,976
Anhui Conch Cement, Cl. H	266,000		1,250,961
ANTA Sports Products	114,000		517,119
Baidu, ADR	1,450	[a]	339,605
Bank of China, Cl. H	2,534,000		1,243,453
Beijing Capital International Airport, Cl.
H	317,956		478,267
BYD, Cl. H	52,500		455,661
China Communications Services, Cl. H	766,000		512,344
China Construction Bank, Cl. H	3,159,000		2,905,725
China Evergrande Group	44,000	[a]	150,695
China Huarong Asset Management, Cl. H	1,343,000	[b]	632,516
China Life Insurance, Cl. H	235,000		733,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 54.0% (continued)
China - 16.5% (continued)
China Lodging Group, ADR	7,666		1,107,200
China Medical System Holdings	285,000		664,222
China Railway Group, Cl. H	379,000		280,361
China Shenhua Energy, Cl. H	235,000		607,916
China Vanke, Cl. H	11,700		46,590
Chongqing Rural Commercial Bank, Cl. H	1,814,000		1,281,432
CNOOC	601,000		864,020
Country Garden Holdings	30,000		57,003
Geely Automobile Holdings	202,000		693,107
Guangzhou Automobile Group, Cl. H	182,000		429,893
Huaneng Renewables, Cl. H	832,000		281,245
Industrial & Commercial Bank of China,
Cl. H	833,000		667,997
Jiangsu Expressway, Cl. H	216,000		328,933
Longfor Properties	7,500		18,792
New Oriental Education & Technology
Group, ADR	7,633		717,502
PICC Property & Casualty, Cl. H	206,000		395,167
Ping An Insurance Group Company of
China, Cl. H	251,500		2,617,660
Shanghai Pharmaceuticals Holding, Cl. H	273,900		739,651
Sino-Ocean Group Holding	23,500		16,159
Sinopec Shanghai Petrochemical, Cl. H	266,000		151,527
Sunny Optical Technology Group	68,000		861,384
Tencent Holdings	185,200		9,573,911
Weichai Power, Cl. H	473,000		518,132
Zhejiang Expressway, Cl. H	720,000		791,581
ZTE, Cl. H	288,600	[a]	1,078,701
			39,993,016
Colombia - .2%
Ecopetrol	552,400		404,190
Interconexion Electrica	27,800		132,269
			536,459
Hong Kong - 1.1%
China Everbright International	479,000		684,134
China Mobile	26,500		268,240
China Overseas Land & Investment	30,000		96,557
China Resources Land	20,000		58,738
China Unicom Hong Kong	346,000	[a]	468,267
Haier Electronics Group	181,000	[a]	495,671
Shanghai Industrial Holdings	161,000		461,544
Shimao Property Holdings	10,500		22,841
			2,555,992

Description	Shares	Value ($)
Common Stocks - 54.0% (continued)
Hungary - .7%
MOL Hungarian Oil & Gas	24,800	287,804
OTP Bank	9,800	404,811
Richter Gedeon	39,016	1,021,500
		1,714,115
India - 3.4%
Aurobindo Pharma	37,184	400,660
Axis Bank	75,240	664,680
Bajaj Finance	5,400	148,572
Bharat Petroleum	29,808	241,464
Bharti Infratel	62,400	370,587
Hero MotoCorp	6,800	403,100
Hindalco Industries	155,000	664,082
Hindustan Petroleum	85,450	560,126
ICICI Bank	118,282	579,986
Indiabulls Housing Finance	31,259	585,371
Indian Oil	67,316	409,711
Infosys	8,020	130,768
ITC	122,048	502,608
Mahindra & Mahindra	34,736	407,908
NTPC	157,311	436,277
Tata Consultancy Services	2,375	100,500
Tata Power	198,400	290,379
UPL	60,374	720,921
Vedanta	133,250	686,837
		8,304,537
Indonesia - 1.2%
Bank Mandiri	1,459,800	859,763
Bank Negara Indonesia	597,600	435,526
Bumi Serpong Damai	3,317,700	415,665
Indofood Sukses Makmur	641,700	360,229
Telekomunikasi Indonesia	911,100	296,534
United Tractors	174,600	455,021
		2,822,738
Malaysia - .2%
AirAsia	337,600	279,698
Genting	67,900	154,195
		433,893
Mexico - .9%
America Movil, Ser. L	259,800	223,828
Arca Continental	100,700	697,282
Coca-Cola Femsa, Ser. L	16,400	114,402
Fibra Uno Administracion	13,100	19,381
Fomento Economico Mexicano	76,900	723,261
Grupo Aeroportuario del Sureste, Cl. B	12,900	235,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 54.0% (continued)
Mexico - .9% (continued)
Wal-Mart de Mexico	70,800		173,629
			2,187,090
Panama - .3%
Copa Holdings, Cl. A	5,983		802,081
Philippines - .7%
Ayala Land	43,100		38,418
DMCI Holdings	1,605,100		462,777
Globe Telecom	2,295		87,347
Metropolitan Bank & Trust	231,160		469,258
Puregold Price Club	608,100		608,217
SM Prime Holdings	46,300		34,778
			1,700,795
Poland - 1.0%
Jastrzebska Spolka Weglowa	13,600	[a]	374,687
KGHM Polska Miedz	16,312		518,840
Polskie Gornictwo Naftowe i
Gazownictwo	151,686		273,608
Powszechna Kasa Oszczednosci Bank
Polski	43,646	[a]	554,464
Powszechny Zaklad Ubezpieczen	51,780		625,917
			2,347,516
Qatar - .0%
Qatar National Bank	814		28,369
Russia - 1.4%
Gazprom, ADR	46,113		203,331
Lukoil, ADR	4,647		265,833
MMC Norilsk Nickel, ADR	4,700		87,704
Rosneft Oil Co., GDR	88,349		440,803
Sberbank of Russia, ADR	120,083		2,032,515
Sistema, GDR	6,159		25,777
Surgutneftegas, ADR	12,760		60,137
Tatneft, ADR	7,450		368,479
			3,484,579
South Africa - 2.1%
Barclays Africa Group	25,800		379,469
Clicks Group	50,893		744,922
FirstRand	157,407		855,453
Growthpoint Properties	17,287		38,645
Investec	61,200		443,607
Mondi	5,400		139,125
Naspers, Cl. N	4,400		1,225,969
Redefine Properties	20,861		18,038
Resilient REIT	2,384		29,129
Sappi	89,000		643,714

Description	Shares		Value ($)
Common Stocks - 54.0% (continued)
South Africa - 2.1% (continued)
Standard Bank Group	14,200		224,263
Telkom	60,973		237,021
			4,979,355
South Korea - 8.7%
Coway	5,134		467,751
DB Insurance	7,100	[a]	472,042
E-MART	2,333	[a]	589,884
Hana Financial Group	17,918		833,722
Hankook Tire	9,278	[a]	472,835
Hanwha Chemical	5,400		159,106
Hanwha Life Insurance	54,500	[a]	351,385
Hyundai Marine & Fire Insurance	7,100	[a]	311,353
Hyundai Mobis	2,939	[a]	722,471
KB Financial Group	3,220		190,383
KIWOOM Securities	9,877	[a]	807,657
KT	6,996		197,653
KT&G	5,172		558,101
LG	3,000	[a]	254,859
LG Chem	2,348		887,300
LG Electronics	5,600		554,095
Lotte Chemical	1,006	[a]	345,043
NH Investment & Securities	19,600	[a]	254,109
POSCO	4,507		1,399,428
Samsung Electronics	3,217		7,643,028
Samsung SDI	5,262		999,127
Shinhan Financial Group	12,129		559,795
SK Holdings	1,430	[a]	378,206
SK Hynix	8,400		593,113
SK Telecom	2,330		581,322
Woori Bank	30,800		452,905
			21,036,673
Taiwan - 5.5%
Airtac International Group	51,189		917,920
Catcher Technology	38,000		417,031
Cathay Financial Holding	370,000		663,423
Chailease Holding	96,000		279,057
First Financial Holding	500,723		328,929
Formosa Chemicals & Fibre	188,000		650,266
Fubon Financial Holding	418,000		711,158
Hon Hai Precision Industry	68,250		217,408
Innolux	343,000		142,626
Lite-On Technology	265,000		361,885
MediaTek	70,000		690,057
Phison Electronics	39,000		381,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 54.0% (continued)
Taiwan - 5.5% (continued)
Powertech Technology	286,659		846,976
Synnex Technology International	403,000		548,686
Taiwan Semiconductor Manufacturing	677,600		5,206,722
Transcend Information	78,000		216,541
Uni-President Enterprises	98,000		217,219
Wistron	587,586		472,221
			13,269,819
Thailand - .9%
Glow Energy	75,900		189,144
PTT	43,300		584,284
PTT, NVDR	7,800		105,255
Siam Cement	17,850		267,960
Thai Beverage	851,100		585,700
Thai Oil	178,700		567,536
			2,299,879
Turkey - 1.2%
Akbank	82,700		214,896
Emlak Konut Gayrimenkul Yatirim
Ortakligi	14,944	[a]	11,078
Enka Insaat ve Sanayi	1		1
Ford Otomotiv Sanayi	30,300		481,855
KOC Holding	107,900		526,140
Tofas Turk Otomobil Fabrikasi	15,700		136,526
Tupras Turkiye Petrol Rafinerileri	13,582		435,353
Turkiye Garanti Bankasi	222,790		631,067
Turkiye Vakiflar Bankasi, Cl. D	205,300		366,985
			2,803,901
United Arab Emirates - .4%
Dubai Islamic Bank	203,647		343,042
Emaar Properties	304,181		574,163
			917,205
United States - 3.7%
Global X MSCI Colombia ETF	165,060	[c]	1,653,901
iShares MSCI Brazil ETF	41,451	[c]	1,676,693
iShares MSCI Emerging Markets ETF	25,316		1,192,890
iShares MSCI Philippines ETF	28,257	[c]	1,096,937
iShares MSCI South Africa ETF	23,702	[c]	1,658,903
iShares MSCI South Korea ETF	21,709	[c]	1,626,655
Vanguard FTSE Emerging Markets ETF	400		18,364
			8,924,343
Total Common Stocks (cost $98,722,973)			130,581,372

	Preferred
	Dividend
Preferred Stocks - 1.8%
Brazil - 1.5%
Banco Bradesco	3.37	13,483		138,304
Banco do Estado do Rio Grande do Sul,
Cl. B	7.04	153,900		691,564
Cia Energetica de Minas Gerais	3.56	299,900		619,568
Cia Paranaense de Energia	13.14	48,800		370,069
Itau Unibanco Holding	3.21	59,729		773,547
Petroleo Brasileiro, ADR		91,941	[a]	903,780
				3,496,832
South Korea - .3%
Samsung Electronics	1.05	369		719,334
Taiwan - .0%
Cathay Financial Holding	0.24	23,923		50,377
Total Preferred Stocks (cost $3,535,743)				4,266,543

Registered Investment Companies - 43.2%
United States - 43.2%
Dreyfus Global Emerging Markets Fund,
Cl. Y		4,506,919	[d,e]	85,135,709
Dreyfus Strategic Beta Emerging
Markets Equity Fund, Cl. Y		1,373,453	[e]	19,145,928
Total Registered Investment Companies (cost $75,737,989)				104,281,637

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,017,569)		4,017,569	[f]	4,017,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $182,014,274)	100.6%	243,147,121
Liabilities, Less Cash and Receivables	(.6%)	(1,563,219)
Net Assets	100.0%	241,583,902

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $632,516 or .26% of net assets.
[c] Security, or portion thereof, on loan. At December 31, 2017, the value of the fund’s securities on loan was $5,514,057 and the value of the collateral held by the fund was $5,624,544, consisting of cash collateral of $4,017,569 and U.S. Government & Agency securities valued at $1,606,975.
[d] The fund’s investment in the Dreyfus Global Emerging Markets Fund represents 35.3% of the fund’s net assets. The Dreyfus Global Emerging Markets Fund seeks to provide long-term capital appreciation.
[e] Investment in affiliated mutual fund.
[f] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	9,473,616	112,183,413	†	-	121,657,029
Equity Securities - Foreign
Preferred Stocks	903,780	3,362,763	†	-	4,266,543
Exchange-Traded Funds	8,924,343	-		-	8,924,343
Registered Investment
Companies	108,299,206	-		-	108,299,206

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2017, accumulated net unrealized appreciation on investments was $61,132,847, consisting of $62,619,570 gross unrealized appreciation and $1,486,723 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.7%
Australia - .9%
Dexus	1,482,236		11,256,582
China - 2.8%
Baidu, ADR	81,411	[a]	19,067,270
China Biologic Products Holdings	183,309	[a]	14,439,250
			33,506,520
France - 6.4%
BNP Paribas	304,732		22,724,992
L'Oreal	74,794		16,569,058
Total	374,966		20,688,810
Vivendi	684,807		18,414,450
			78,397,310
Georgia - 1.0%
TBC Bank Group	496,473		11,694,112
Germany - 12.6%
Bayer	107,657		13,389,811
Deutsche Post	330,390		15,695,107
Deutsche Wohnen	268,241		11,695,525
Hella KGaA Hueck & Co.	330,588		20,455,346
Infineon Technologies	1,454,623		39,728,976
LEG Immobilien	165,949		18,941,461
SAP	169,910		19,051,936
Telefonica Deutschland Holding	2,755,620		13,838,127
			152,796,289
Hong Kong - 3.5%
AIA Group	3,364,312		28,691,924
Man Wah Holdings	14,327,600		13,567,507
			42,259,431
India - 3.5%
Indiabulls Housing Finance	1,170,239		21,914,439
Vakrangee	3,232,556		21,256,974
			43,171,413
Ireland - 3.5%
AIB Group	3,029,941		19,995,051
CRH	640,940		22,971,596
			42,966,647
Japan - 29.5%
Don Quijote Holdings	468,900		24,512,813
Ebara	567,800		21,652,678
FANUC	65,100		15,640,841

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 29.5% (continued)
Invincible Investment	29,011		12,330,977
Japan Airlines	461,486		18,057,917
Japan Tobacco	828,300		26,677,988
M3	380,700		13,327,728
Macromill	437,400		10,440,218
Mitsubishi UFJ Financial Group	2,204,300		16,173,826
Recruit Holdings	648,513		16,106,433
Seven & i Holdings	254,300		10,562,255
Skylark	715,600		10,169,999
SoftBank Group	247,000		19,513,775
Sony	700,000		31,443,309
Sugi Holdings	379,800		19,369,369
Suntory Beverage & Food	360,700		16,040,406
Suzuki Motor	159,500		9,238,254
TechnoPro Holdings	655,200		35,592,895
Topcon	775,300		16,749,084
Yokogawa Electric	782,700		14,962,649
			358,563,414
Netherlands - 6.1%
RELX	744,323		17,111,094
Unilever	294,780		16,561,977
Wolters Kluwer	786,534		40,957,650
			74,630,721
Norway - 1.1%
DNB	723,998		13,386,581
Portugal - 1.1%
Galp Energia	716,411		13,161,230
South Korea - 1.5%
Samsung SDI	93,717		17,794,593
Switzerland - 5.8%
Credit Suisse Group	1,251,762	[a]	22,281,740
Novartis	298,783		25,259,637
Roche Holding	92,804		23,474,143
			71,015,520
United Kingdom - 17.4%
Associated British Foods	305,389		11,609,776
Barclays	7,675,332		20,927,609
British American Tobacco	280,140		18,906,730
Diageo	337,023		12,334,450
Ferguson	316,917		22,676,207
GlaxoSmithKline	662,187		11,712,631
Prudential	685,707		17,629,596
Royal Bank of Scotland Group	10,873,900	[a]	40,557,841
Royal Dutch Shell, Cl. B	883,343		29,792,366

Description		Shares	Value ($)
Common Stocks - 96.7% (continued)
United Kingdom - 17.4% (continued)
Vodafone Group		8,241,730	26,036,144
			212,183,350
Total Common Stocks (cost $862,778,804)			1,176,783,713
	Preferred
	Dividend
Preferred Stocks - 1.7%
Germany - 1.7%
Volkswagen
(cost $16,124,670)	1.13	105,518	21,028,623

Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $12,262,337)		12,262,337 [b]	12,262,337
Total Investments (cost $891,165,811)		99.4%	1,210,074,673
Cash and Receivables (Net)		.6%	7,465,178
Net Assets		100.0%	1,217,539,851
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	33,506,520	1,143,277,193	†	-	1,176,783,713
Equity Securities - Foreign
Preferred Stocks	-	21,028,623	†	-	21,028,623
Registered Investment Company	12,262,337	-		-	12,262,337
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	24,250		-	24,250
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(294)		-	(294)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Newton International Equity Fund
December 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
United States
Dollar	643,604	Hong Kong Dollar	5,030,037	1/2/18	(212)
United States
Dollar	1,099,697	Hong Kong Dollar	8,592,410	1/3/18	(82)
State Street Bank and Trust Co
United States
Dollar	33,939,041	Japanese Yen	3,806,277,000	3/16/18	24,250
Gross Unrealized Appreciation					24,250
Gross Unrealized Depreciation					(294)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2017, accumulated net unrealized appreciation on investments was $318,908,862, consisting of $330,537,166 gross unrealized appreciation and $11,628,304 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 1.6%
Asset-Backed Certificates - .1%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2, 1 Month
LIBOR+.11%	1.44	1/25/37	340,102	[a]	318,662
Asset-Backed Ctfs./Auto Receivables - 1.2%
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		240,407
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	893,524	[b]	896,440
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,345,000	[b]	2,373,857
					3,510,704
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/19	760,000		759,199
Total Bonds and Notes
(cost $4,536,455)					4,588,565

Long-Term Municipal Investments - 96.5%
Alabama - .9%
Alabama Federal Aid Highway Finance
Authority,
Special Obligation Revenue	5.00	9/1/29	1,000,000		1,241,490
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,250,000		1,481,500
					2,722,990
Arizona - 1.3%
Phoenix Civic Improvement Corporation,
Junior Lien Water System Revenue	5.00	7/1/26	1,180,000		1,457,359
Phoenix Industrial Development
Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	3.00	7/1/20	360,000	[b]	358,031
Salt Verde Financial Corp,
Senior Gas Revenue (Salt Verde
Financial Corporation)	5.00	12/1/32	1,500,000		1,838,190
					3,653,580
Arkansas - .7%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/25	1,835,000		2,146,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
California - 7.2%
California,
GO (Various Purpose)	5.00	8/1/28	1,500,000		1,845,090
California,
GO (Various Purpose)	5.00	8/1/36	1,400,000		1,672,258
California,
GO (Various Purpose) (Build America
Bonds)	6.65	3/1/22	2,290,000		2,601,234
California,
GO, Refunding (Various Purpose)	5.00	11/1/32	1,000,000		1,230,320
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/26	1,000,000		1,188,370
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	1,000,000		1,125,730
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/31	525,000	[b]	587,617
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; AMBAC)	4.60	6/1/23	750,000		760,568
Golden State Tobacco Securitization
Corporation,
Revenue (Tobacco Settlement)	5.00	6/1/23	1,000,000		1,132,260
Golden State Tobacco Securitization
Corporation,
Revenue (Tobacco Settlement)	5.00	6/1/26	1,000,000		1,174,470
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000		1,233,649
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/28	1,000,000		1,157,140
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/27	1,000,000		1,194,320
Los Angeles Harbor Department,
Revenue (Green Bonds)	5.00	8/1/21	1,355,000		1,506,570
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000		1,297,478
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,000,000		1,083,580
					20,790,654
Colorado - 1.3%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/22	720,000		816,811

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Colorado - 1.3% (continued)
Colorado Health Facilities Authority,
HR (Adventist Health System/Sunbelt
Obligated Group)	5.00	11/15/26	1,000,000	1,213,100
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/31	1,490,000	1,730,322
				3,760,233
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000	2,151,567
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000	1,130,210
				3,281,777
District of Columbia - 2.2%
District of Columbia,
Revenue (Ingleside Rock Creek Project)	3.88	7/1/24	1,750,000	1,750,665
District of Columbia,
University Revenue (Georgetown
University Issue)	5.00	4/1/24	2,015,000	2,369,438
District of Columbia,
University Revenue (Georgetown
University Issue)	5.00	4/1/32	1,000,000	1,187,010
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	1,000,000	1,161,420
				6,468,533
Florida - 8.9%
Broward County,
Airport System Revenue	5.00	10/1/24	1,250,000	1,473,375
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,610,520
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,000,000	3,305,730
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000	1,166,120
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/26	1,500,000	1,780,230
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000	1,177,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Florida - 8.9% (continued)
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,000,000	1,178,010
Lee County Solid Waste Systems,
Revenue, Refunding	5.00	10/1/25	2,545,000	2,994,269
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,500,000	1,733,070
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.25	10/1/23	1,000,000	1,091,950
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,237,520
Miami-Dade County School Board,
COP	5.00	5/1/26	1,500,000	1,781,640
Orange County,
Tourist Development Tax Revenue	5.00	10/1/30	750,000	898,380
South Miami Health Facilities Authority,
Revenue, Refunding (Baptist Health
South Florida)	5.00	8/15/28	1,250,000	1,479,250
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	5.00	9/1/23	500,000	567,620
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/19	620,000	630,776
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/20	590,000	604,567
				25,710,347
Georgia - 3.2%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,088,600
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/29	1,000,000	1,190,200
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/36	1,775,000	2,061,591
Fulton County Development Authority,
Revenue (Piedmont Healthcare, Inc.
Project)	5.00	7/1/25	1,000,000	1,195,890
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	1,100,000	1,369,456

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Georgia - 3.2% (continued)
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	2,085,000		2,262,767
					9,168,504
Hawaii - .4%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company)	4.00	3/1/37	1,090,000		1,140,369
Illinois - 8.1%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.25	1/1/24	1,500,000		1,714,500
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	750,000		869,783
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	1/1/18	1,000,000	[c]	1,000,000
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000		1,153,280
Chicago,
Waterworks Revenue, Refunding	5.00	11/1/20	1,500,000		1,620,930
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000		2,797,325
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/35	1,000,000		1,185,640
Greater Chicago Metropolitan Water
Reclamation District,
Unlimited Tax GO	5.00	12/1/31	1,000,000		1,183,670
Illinois Finance Authority,
Revenue (Edward-Elmhurst
Healthcare)	5.00	1/1/36	1,500,000		1,676,220
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/26	1,000,000		1,168,320
Illinois Finance Authority,
Revenue, Refunding (Rosalind Franklin
University of Medicine & Science)	5.00	8/1/35	1,100,000		1,229,459
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/27	1,000,000		1,196,140
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/31	1,000,000		1,173,020
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,035,000		2,194,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Illinois - 8.1% (continued)
Metropolitan Water Reclamation District
of Greater Chicago,
GO	5.00	12/1/27	1,000,000		1,208,340
South Western Development Authority,
Health Facility Revenue (Memorial
Group) (Prerefunded)	7.13	11/1/23	1,500,000	[c]	1,920,840
					23,291,991
Indiana - 1.4%
Indiana Finance Authority,
Highway Revenue, Refunding	5.00	6/1/36	2,065,000		2,501,541
Whiting Environmental Facilities,
Revenue (BP Products North America
Inc. Project)	5.00	11/1/24	1,250,000		1,469,013
					3,970,554
Kansas - .4%
Kansas Development Finance Authority,
Revolving Funds Revenue (Kansas
Department of Health and
Environment)	5.00	3/1/21	1,150,000		1,231,938
Kentucky - .4%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System Revenue	5.00	5/15/23	1,000,000		1,121,380
Louisiana - .8%
Louisiana,
State Highway Improvement Revenue	5.00	6/15/25	1,000,000		1,185,340
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/20	1,000,000		1,075,240
					2,260,580
Maryland - 1.4%
Baltimore,
Convention Center Hotel Revenue
(Convention Center Hotel Project)	5.00	9/1/36	1,000,000		1,139,610
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)
(Escrowed to Maturity)	5.13	6/1/20	1,000,000		1,065,390
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	5.00	7/1/32	1,500,000		1,767,975
					3,972,975
Massachusetts - 1.2%
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/28	1,335,000		1,579,585

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Massachusetts - 1.2% (continued)
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/28	1,500,000	1,823,685
				3,403,270
Michigan - 2.1%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,000,000	1,048,670
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/25	1,105,000	1,296,021
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000	1,171,470
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,145,780
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/20	1,125,000	1,201,894
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	145,000	148,263
				6,012,098
Minnesota - .8%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project) (Escrowed to
Maturity)	5.00	11/15/21	1,000,000	1,117,400
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/29	1,120,000	1,308,227
				2,425,627
Missouri - 2.5%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/23	1,000,000	1,145,930
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,000,000	1,124,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Missouri - 2.5% (continued)
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/27	1,000,000	1,190,620
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,646,937
				7,107,647
Nebraska - .4%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000	1,173,520
New Jersey - 4.9%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	1,250,000	1,268,800
New Jersey Economic Development
Authority,
Revenue	5.00	6/15/21	2,000,000	2,151,900
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/26	1,845,000	2,079,186
New Jersey Economic Development
Authority,
Special Facility Revenue, Refunding
(Port Newark Container Terminal LLC
Project)	5.00	10/1/23	1,000,000	1,090,430
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,079,970
New Jersey Health Care Facilities
Financing Authority,
Revenue (Inspira Health Obligated
Group)	5.00	7/1/35	1,850,000	2,158,709
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/25	1,000,000	1,161,080
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,027,300
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000	1,146,130
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/23	910,000	922,494
				14,085,999

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
New Mexico - .7%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada), 1 Month LIBOR+.65%	1.56	2/1/19	1,000,000	[a]	997,910
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue, 1 Month
LIBOR+.75%	1.66	8/1/19	1,000,000	[a]	999,430
					1,997,340
New York - 13.4%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/24	2,000,000		2,348,680
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/27	2,380,000		2,903,386
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	5/15/24	1,205,000	[c]	1,430,371
Nassau County,
GO (General Improvement)	5.00	10/1/21	2,000,000		2,223,000
New York City,
GO	5.00	8/1/21	2,000,000		2,106,780
New York City,
GO	5.00	3/1/25	1,000,000		1,176,870
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/19	1,000,000		1,037,580
New York City Housing Development
Corporation,
Revenue	5.00	7/1/26	2,000,000		2,278,320
New York City Transitional Finance
Authority,
Revenue	2.63	2/1/23	2,500,000		2,502,500
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/27	800,000	[b]	924,640
New York State Urban Development
Corporation,
Personal Income Tax Revenue	5.00	3/15/31	1,000,000		1,144,240
New York State Urban Development
Corporation,
Revenue	2.67	3/15/23	2,500,000		2,493,425
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,350,000		1,468,665
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	2,500,000		2,581,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
New York - 13.4% (continued)
Onondaga Civic Development
Corporation,
Revenue (Saint Joseph's Hospital
Health Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,051,070
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/30	1,000,000		1,158,480
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	2,150,000		2,471,317
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels), 1 Month LIBOR+. 35%	1.26	12/3/19	3,500,000	[a]	3,488,905
TSASC,
Revenue	5.00	6/1/32	2,000,000		2,318,700
TSASC, Inc. of New York,
Subordinate Tobacco Settlement Bonds	5.00	6/1/22	1,500,000		1,619,835
					38,728,539
North Carolina - .7%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/19	1,875,000		1,963,650
Ohio - 1.7%
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/31	1,860,000		2,256,292
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
(Case Western Reserve University
Project)	5.00	12/1/23	1,500,000		1,752,405
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	5.50	12/1/29	820,000		909,782
					4,918,479
Pennsylvania - 3.8%
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,570,000		2,894,976
Pennsylvania Turnpike Commission,
Revenue, Refunding	5.00	12/1/33	2,000,000		2,359,480
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/29	1,000,000		1,187,890

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Pennsylvania - 3.8% (continued)
Philadelphia,
Gas Works Revenue	5.00	8/1/21	1,000,000	1,105,620
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/27	1,500,000	1,813,785
Philadelphia School District,
GO	5.00	9/1/21	1,500,000	1,596,315
				10,958,066
Rhode Island - .8%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	1,000,000	1,156,430
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/35	1,000,000	1,093,050
				2,249,480
South Carolina - .4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/21	1,000,000	1,112,700
Tennessee - 1.7%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000	2,205,001
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue	5.25	9/1/26	1,120,000	1,349,768
Tennessee Energy Acquisition
Corporation,
Revenue (Gas Revenue Project)	4.00	5/1/23	1,250,000	1,370,413
				4,925,182
Texas - 15.2%
Arlington,
Special Tax Revenue Sr. Lien (Insured;
Assured Guaranty Municipal Corp.)	5.00	2/15/29	1,350,000	1,592,851
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	1,400,000	1,609,888
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/27	1,250,000	1,479,150
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/31	1,175,000	1,352,954
Corpus Christi,
Utility System Junior Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/15/23	1,725,000	1,960,221

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Texas - 15.2% (continued)
Dallas,
GO, Refunding	5.00	2/15/26	1,000,000		1,198,850
Dallas,
GO, Refunding	5.00	2/15/30	1,000,000		1,135,490
Denton,
Utility System Revenue	5.00	12/1/27	2,000,000		2,427,420
Harris County,
Tax Road GO	5.00	10/1/27	1,500,000		1,816,530
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	750,000		868,635
Houston,
Airport System Special Facilities
Revenue (United Airlines, Inc. Terminal
E Project)	4.75	7/1/24	1,000,000		1,121,950
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA), Auction-
Based	3.14	7/1/32	2,675,000	[d]	2,586,083
Houston,
Combined Utility System First Lien
Revenue, MUNIPSA+.90%	2.61	5/1/20	2,500,000	[a]	2,515,750
Houston,
GO (Public Improvement)	5.00	3/1/24	2,000,000		2,346,120
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/26	1,000,000		1,197,780
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/27	1,850,000		2,185,553
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,120,340
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/24	1,500,000		1,719,795
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/21	2,000,000		2,183,300
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/20	1,210,000		1,319,662
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,704,345
Texas,
GO (College Student Loan Bonds)	5.50	8/1/25	2,400,000		2,963,184
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/25	2,135,000		2,587,919
West Travis County Public Utility Agency,
Revenue	5.00	8/15/23	1,140,000		1,270,120

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 96.5% (continued)
Texas - 15.2% (continued)
West Travis County Public Utility Agency,
Revenue, Refunding (Insured; Build
America Mutual Assurance Company)	5.00	8/15/29	1,300,000		1,576,250
					43,840,140
Utah - .6%
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	1,500,000		1,747,905
Virginia - 1.5%
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/19	425,000	[b]	440,555
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,277,160
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	1,400,000		1,516,732
					4,234,447
Washington - 3.0%
King County Public Hospital District
Number 1,
Limited Tax GO (Valley Medical Center)	5.00	12/1/25	2,500,000		2,949,975
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/25	3,340,000		3,913,946
Washington,
GO (Various Purpose)	5.00	7/1/27	1,500,000		1,818,600
					8,682,521
Wisconsin - .8%
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000		1,169,660
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000		1,132,880
					2,302,540
U.S. Related - .6%
Puerto Rico Highways & Transportation
Authority,
Highway Revenue (Insured; FSA)	5.25	7/1/36	1,600,000		1,763,552
Total Long-Term Municipal Investments
(cost $271,199,855)					278,325,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - .5%
Texas - .5%
University of Texas System Board of
Regents,
Permanent University Fund Bonds
(cost $1,500,000)	1.69	1/7/18	1,500,000 [e]	1,500,000
Total Investments (cost $277,236,310)			98.6%	284,414,383
Cash and Receivables (Net)			1.4%	4,025,045
Net Assets			100.0%	288,439,428

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $5,581,140 or 1.93% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
[e] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	3,829,366	-	3,829,366
Corporate Bonds†	-	759,199	-	759,199
Municipal Bonds†	-	279,825,818	-	279,825,818

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2017, accumulated net unrealized appreciation on investments was $7,178,073, consisting of $7,788,270 gross unrealized appreciation and $610,197 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Banks - 2.5%
First Republic Bank	195,204		16,912,475
SVB Financial Group	58,946	[a]	13,779,806
			30,692,281
Capital Goods - 15.4%
Allegion	246,315		19,596,821
Beacon Roofing Supply	386,450	[a]	24,640,052
BMC Stock Holdings	605,820	[a,b]	15,327,246
BWX Technologies	202,681		12,260,174
Curtiss-Wright	90,550		11,033,518
Graco	280,722		12,694,249
Kennametal	294,304		14,247,257
Mercury Systems	346,872	[a,b]	17,811,877
Proto Labs	113,071	[a]	11,646,313
Quanta Services	430,549	[a]	16,838,771
Snap-on	46,161	[b]	8,045,862
Woodward	58,836		4,503,307
Xylem	266,605		18,182,461
			186,827,908
Commercial & Professional Services - .8%
Copart	234,368	[a,b]	10,122,354
Consumer Durables & Apparel - 2.5%
Lululemon Athletica	294,868	[a]	23,173,676
Newell Brands	226,850		7,009,665
			30,183,341
Consumer Services - 4.3%
Bright Horizons Family Solutions	72,556	[a]	6,820,264
Planet Fitness, Cl. A	916,676	[a]	31,744,490
Sotheby's	251,758	[a]	12,990,713
			51,555,467
Diversified Financials - 1.2%
Cboe Global Markets	112,876		14,063,221
Energy - 1.4%
Diamondback Energy	137,564	[a]	17,367,455
Food & Staples Retailing - .7%
Sprouts Farmers Market	329,895	[a]	8,032,943
Health Care Equipment & Services - 8.9%
ABIOMED	83,896	[a]	15,722,949
Acadia Healthcare	360,825	[a,b]	11,773,720
Align Technology	81,546	[a]	18,118,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 8.9% (continued)
athenahealth	78,590	[a]	10,455,614
Brookdale Senior Living	704,550	[a]	6,834,135
DexCom	285,479	[a,b]	16,383,640
Medidata Solutions	147,778	[a]	9,364,692
Nevro	146,072	[a,b]	10,084,811
WellCare Health Plans	46,986	[a]	9,449,354
			108,187,621
Materials - 5.3%
Carpenter Technology	284,723		14,518,026
Eagle Materials	244,981		27,756,347
Packaging Corporation of America	180,481		21,756,985
			64,031,358
Media - 2.2%
IMAX	697,854	[a,b]	16,155,320
Liberty Media, Cl. C	309,977	[a]	10,588,814
			26,744,134
Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
Aerie Pharmaceuticals	218,134	[a,b]	13,033,507
Alkermes	288,424	[a,b]	15,785,446
Bluebird Bio	47,399	[a]	8,441,762
Cambrex	161,140	[a]	7,734,720
Flexion Therapeutics	539,876	[a,b]	13,518,495
Halozyme Therapeutics	735,562	[a,b]	14,902,486
ICON	119,707	[a]	13,425,140
Jazz Pharmaceuticals	144,245	[a]	19,422,589
Ligand Pharmaceuticals	111,225	[a,b]	15,230,039
Neurocrine Biosciences	211,902	[a,b]	16,441,476
Radius Health	179,341	[a,b]	5,697,664
Sage Therapeutics	101,740	[a,b]	16,757,595
TESARO	152,865	[a,b]	12,667,923
			173,058,842
Real Estate - .6%
Digital Realty Trust	63,676	[c]	7,252,696
Retailing - 2.8%
Carvana	338,171	[b]	6,465,830
Core-Mark Holding	72,500	[b]	2,289,550
LKQ	346,707	[a]	14,100,574
Ollie's Bargain Outlet Holdings	202,366	[a,b]	10,775,990
			33,631,944
Semiconductors & Semiconductor Equipment - 5.1%
Cavium	334,528	[a]	28,043,482
Power Integrations	406,534		29,900,576
Semtech	120,765	[a]	4,130,163
			62,074,221

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 26.6%
2U	319,104	[a,b]	20,585,399
Black Knight	326,210	[a,b]	14,402,172
CACI International, Cl. A	94,261	[a]	12,475,443
CommVault Systems	337,538	[a]	17,720,745
CoStar Group	71,621	[a]	21,267,856
HubSpot	409,261	[a]	36,178,672
LogMeIn	229,009		26,221,530
New Relic	341,010	[a]	19,700,148
Proofpoint	232,458	[a,b]	20,644,595
Shopify, Cl. A	242,809	[a]	24,523,709
Splunk	236,458	[a]	19,588,181
Square, Cl. A	921,638	[a,b]	31,953,189
SS&C Technologies Holdings	479,198		19,397,935
Twilio, Cl. A	962,837	[a,b]	22,722,953
Varonis Systems	319,626	[a]	15,517,842
			322,900,369
Technology Hardware & Equipment - 3.7%
FLIR Systems	174,790		8,148,710
Lumentum Holdings	412,836	[a,b]	20,187,680
NETGEAR	169,580	[a,b]	9,962,825
Trimble	146,788	[a]	5,965,464
			44,264,679
Transportation - .8%
J.B. Hunt Transport Services	86,467		9,941,976
Total Common Stocks (cost $911,383,745)			1,200,932,810

Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,833,410)	7,833,410	[d]	7,833,410

Investment of Cash Collateral for Securities Loaned - 7.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $93,417,541)	93,417,541	[d]	93,417,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,012,634,696)	107.5%	1,302,183,761
Liabilities, Less Cash and Receivables	(7.5%)	(90,582,911)
Net Assets	100.0%	1,211,600,850

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At December 31, 2017, the value of the fund’s securities on loan was $232,882,183 and the value of the collateral held by the fund was $243,696,190, consisting of cash collateral of $93,417,541 and U.S. Government & Agency securities valued at $150,278,649.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,123,654,965	-	-	1,123,654,965
Equity Securities—
Foreign Common
Stocks†	77,277,845	-	-	77,277,845
Registered Investment
Companies	101,250,951	-	-	101,250,951

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2017, accumulated net unrealized appreciation on investments was $289,549,065, consisting of $327,806,453 gross unrealized appreciation and $38,257,388 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 118.0%
Banks - 3.2%
Columbia Banking System	1,486		64,552
National Bank Holdings, Cl. A	1,999		64,828
TriState Capital Holdings	1,887	[a]	43,401
			172,781
Capital Goods - 16.6%
Beacon Roofing Supply	2,342	[a]	149,326
BMC Stock Holdings	2,776	[a]	70,233
Curtiss-Wright	483		58,854
Granite Construction	913		57,912
Kennametal	1,827		88,445
Mercury Systems	2,621	[a]	134,588
Milacron Holdings	3,495	[a]	66,894
Proto Labs	698	[a]	71,894
REV Group	2,476		80,544
Sun Hydraulics	1,339		86,620
Woodward	474		36,280
			901,590
Commercial & Professional Services - 1.1%
WageWorks	976	[a]	60,512
Consumer Services - 7.2%
Bright Horizons Family Solutions	397	[a]	37,318
Planet Fitness, Cl. A	5,405	[a]	187,175
Sotheby's	2,336	[a]	120,538
Texas Roadhouse	857		45,147
			390,178
Energy - 2.9%
Laredo Petroleum	5,152	[a]	54,663
PDC Energy	2,010	[a]	103,595
			158,258
Food & Staples Retailing - 1.3%
Performance Food Group	2,218	[a]	73,416
Food, Beverage & Tobacco - 4.9%
Calavo Growers	1,721		145,252
Freshpet	6,285	[a]	119,101
			264,353
Health Care Equipment & Services - 11.3%
Align Technology	328	[a]	72,878
Brookdale Senior Living	3,711	[a]	35,997
Heska	575	[a]	46,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 118.0% (continued)
Health Care Equipment & Services - 11.3% (continued)
iRhythm Technologies	1,084	[a]	60,758
K2M Group Holdings	3,320	[a]	59,760
Medidata Solutions	985	[a]	62,419
Nevro	970	[a]	66,969
NxStage Medical	3,478	[a]	84,272
Teladoc	1,988	[a]	69,282
WellCare Health Plans	291	[a]	58,523
			616,979
Household & Personal Products - 1.4%
Inter Parfums	1,701		73,908
Materials - 5.7%
Carpenter Technology	1,603		81,737
Ferroglobe	5,507	[a]	89,213
Summit Materials, Cl. A	4,400	[a]	138,336
			309,286
Media - 1.7%
IMAX	3,991	[a]	92,392
Pharmaceuticals, Biotechnology & Life Sciences - 17.6%
Aclaris Therapeutics	1,948	[a]	48,038
Aerie Pharmaceuticals	1,443	[a]	86,219
Cambrex	1,377	[a]	66,096
Flexion Therapeutics	4,502	[a]	112,730
Foamix Pharmaceuticals	6,475	[a]	38,915
Galapagos, ADR	634	[a]	59,444
Halozyme Therapeutics	4,375	[a]	88,637
Ligand Pharmaceuticals	588	[a]	80,515
Natera	4,582	[a]	41,192
NeoGenomics	5,094	[a]	45,133
Otonomy	6,010	[a]	33,355
Portola Pharmaceuticals	966	[a]	47,025
Radius Health	1,719	[a]	54,613
Retrophin	2,388	[a]	50,315
Sage Therapeutics	643	[a]	105,909
			958,136
Real Estate - 1.5%
Monmouth Real Estate Investment	1,954	[b]	34,781
Physicians Realty Trust	2,675	[b]	48,123
			82,904
Retailing - 3.0%
Carvana	1,772		33,881
Duluth Holdings, Cl. B	3,406	[a]	60,797
Ollie's Bargain Outlet Holdings	1,257	[a]	66,935
			161,613

Description	Shares		Value ($)
Common Stocks - 118.0% (continued)
Semiconductors & Semiconductor Equipment - 3.8%
MaxLinear	1,328	[a]	35,086
Power Integrations	1,939		142,613
Semtech	800	[a]	27,360
			205,059
Software & Services - 23.1%
2U	1,790	[a]	115,473
Bandwidth, Cl. A	3,047		70,447
CACI International, Cl. A	645	[a]	85,366
CommVault Systems	1,859	[a]	97,597
HubSpot	2,163	[a]	191,209
LogMeIn	1,162		133,049
Mimecast	4,019	[a]	115,225
New Relic	1,971	[a]	113,865
Proofpoint	1,361	[a]	120,870
Shopify, Cl. A	1,293	[a]	130,593
Zendesk	2,570	[a]	86,969
			1,260,663
Technology Hardware & Equipment - 11.0%
Airgain	2,567	[a]	23,077
Lumentum Holdings	2,303	[a]	112,617
NETGEAR	1,165	[a]	68,444
Novanta	1,053	[a]	52,650
Rapid7	4,308	[a]	80,387
Twilio, Cl. A	5,272	[a]	124,419
Varonis Systems	2,864	[a]	139,047
			600,641
Transportation - .7%
Marten Transport	1,960		39,788
Total Common Stocks (cost $4,637,064)			6,422,457

Other Investment - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $73,944)	73,943	[c]	73,943
Total Investments (cost $4,711,008)	119.3%		6,496,400
Liabilities, Less Cash and Receivables	(19.3%)		(1,051,963)
Net Assets	100.0%		5,444,437
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	5,896,675	-	-	5,896,675
Equity Securities—
Foreign Common
Stocks†	525,782	-	-	525,782
Registered Investment
Company	73,943	-	-	73,943

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2017, accumulated net unrealized appreciation on investments was $1,785,392, consisting of $1,935,014 gross unrealized appreciation and $149,622 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 1.2%
Dana	31,571		1,010,588
Gentherm	45,539	[a]	1,445,863
			2,456,451
Banks - 17.5%
Associated Banc-Corp	96,897		2,461,184
Banner	31,714		1,748,076
Brookline Bancorp	32,600		511,820
Bryn Mawr Bank	21,032	[b]	929,614
CenterState Bank	38,735		996,652
Central Pacific Financial	40,362		1,203,998
CoBiz Financial	36,903		737,691
CVB Financial	54,305	[b]	1,279,426
FCB Financial Holdings, Cl. A	27,851	[a]	1,414,831
First Hawaiian	38,655		1,127,953
First Interstate BancSystem, Cl. A	30,857		1,235,823
Fulton Financial	101,034		1,808,509
Heritage Financial	31,185		960,498
Old National Bancorp	108,260		1,889,137
Seacoast Banking Corporation of Florida	40,534	[a]	1,021,862
South State	15,355		1,338,188
Texas Capital Bancshares	21,951	[a,b]	1,951,444
UMB Financial	20,923		1,504,782
Umpqua Holdings	142,123		2,956,158
Union Bankshares	44,658		1,615,280
United Community Banks	69,499		1,955,702
Webster Financial	72,467	[b]	4,069,747
Westamerica Bancorporation	16,680	[b]	993,294
			35,711,669
Capital Goods - 10.9%
Aerojet Rocketdyne Holdings	45,087	[a]	1,406,714
Aerovironment	26,567	[a,b]	1,492,003
Astec Industries	24,707		1,445,360
Axon Enterprise	8,385	[a,b]	222,203
Chart Industries	33,269	[a,b]	1,558,985
Comfort Systems USA	20,759		906,130
EMCOR Group	25,255		2,064,596
EnerSys	30,722		2,139,173
Granite Construction	34,825		2,208,950
Kaman	24,535	[b]	1,443,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 10.9% (continued)
Lindsay	17,719	[b]	1,562,816
MSC Industrial Direct, Cl. A	18,146		1,753,992
The Greenbrier Companies	35,450	[b]	1,889,485
TPI Composites	29,901	[a]	611,774
Valmont Industries	9,060		1,502,601
			22,208,421
Commercial & Professional Services - 2.8%
Interface	56,940		1,432,041
Knoll	54,513		1,255,980
Korn/Ferry International	52,154		2,158,133
LSC Communications	61,892		937,664
			5,783,818
Consumer Durables & Apparel - 4.2%
Cavco Industries	6,806	[a]	1,038,596
Deckers Outdoor	29,129	[a]	2,337,602
Ethan Allen Interiors	35,178		1,006,091
G-III Apparel Group	41,371	[a]	1,526,176
Oxford Industries	21,215		1,595,156
William Lyon Homes, Cl. A	39,331	[a]	1,143,745
			8,647,366
Consumer Services - 2.0%
Belmond, Cl. A	124,002	[a,b]	1,519,025
Cheesecake Factory	51,273	[b]	2,470,333
			3,989,358
Diversified Financials - 2.9%
Cohen & Steers	38,538	[b]	1,822,462
Federated Investors, Cl. B	71,968	[b]	2,596,605
Morningstar	15,446		1,497,799
			5,916,866
Energy - 5.5%
Callon Petroleum	133,053	[a,b]	1,616,594
Dril-Quip	35,338	[a,b]	1,685,623
Natural Gas Services Group	27,265	[a]	714,343
Newpark Resources	144,348	[a]	1,241,393
Oasis Petroleum	170,428	[a]	1,433,299
Patterson-UTI Energy	126,277		2,905,634
PDC Energy	31,967	[a,b]	1,647,579
			11,244,465
Exchange-Traded Funds - .3%
iShares Russell 2000 Value ETF	4,078		512,809
Food & Staples Retailing - 3.8%
SpartanNash	32,267		860,884
Sprouts Farmers Market	84,828	[a]	2,065,562

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food & Staples Retailing - 3.8% (continued)
United Natural Foods	97,125	[a]	4,785,349
			7,711,795
Food, Beverage & Tobacco - 2.3%
Boston Beer, Cl. A	17,634	[a,b]	3,369,857
Fresh Del Monte Produce	28,299		1,349,013
			4,718,870
Health Care Equipment & Services - 4.7%
Amedisys	29,544	[a]	1,557,264
AMN Healthcare Services	39,632	[a,b]	1,951,876
Anika Therapeutics	17,066	[a]	920,028
Globus Medical, Cl. A	39,064	[a,b]	1,605,530
Omnicell	35,340	[a,b]	1,713,990
Tivity Health	48,913	[a,b]	1,787,770
			9,536,458
Insurance - 1.1%
Safety Insurance Group	10,158		816,703
Selective Insurance Group	25,271		1,483,408
			2,300,111
Materials - 3.1%
Carpenter Technology	37,588		1,916,612
Commercial Metals	72,054		1,536,191
Hecla Mining	210,358		835,121
Louisiana-Pacific	80,592	[a]	2,116,346
			6,404,270
Media - 3.6%
E.W. Scripps, Cl. A	115,009	[a,b]	1,797,591
New York Times, Cl. A	110,558	[b]	2,045,323
Scholastic	29,003		1,163,310
Sinclair Broadcast Group, Cl. A	63,133	[b]	2,389,584
			7,395,808
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
Cambrex	44,168	[a]	2,120,064
Supernus Pharmaceuticals	39,302	[a,b]	1,566,185
			3,686,249
Real Estate - 6.5%
Agree Realty	22,608	[b,c]	1,162,956
Education Realty Trust	29,371	[b,c]	1,025,635
LaSalle Hotel Properties	46,986	[c]	1,318,897
Outfront Media	47,624	[c]	1,104,877
Pebblebrook Hotel Trust	54,555	[b,c]	2,027,809
QTS Realty Trust, Cl. A	34,039	[c]	1,843,552
STAG Industrial	56,209	[c]	1,536,192
STORE Capital	14,152	[b,c]	368,518
Tanger Factory Outlet Centers	47,132	[b,c]	1,249,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 6.5% (continued)
Washington Prime Group	223,429	[b,c]	1,590,814
			13,228,719
Retailing - 6.1%
Dillard's, Cl. A	44,810	[b]	2,690,840
Express	132,200	[a]	1,341,830
Guess?	107,277	[b]	1,810,836
Office Depot	211,760		749,630
Shutterfly	34,305	[a]	1,706,674
Urban Outfitters	60,529	[a,b]	2,122,147
Williams-Sonoma	37,313	[b]	1,929,082
			12,351,039
Semiconductors & Semiconductor Equipment - 2.0%
Brooks Automation	51,497		1,228,203
Cirrus Logic	21,836	[a]	1,132,415
Photronics	117,937	[a]	1,005,413
Semtech	20,466	[a]	699,937
			4,065,968
Software & Services - 5.8%
Acxiom	70,695	[a]	1,948,354
CSG Systems International	33,866		1,484,008
DST Systems	34,584		2,146,629
MicroStrategy, Cl. A	8,674	[a]	1,138,896
NIC	65,081	[b]	1,080,345
Teradata	58,002	[a,b]	2,230,757
Verint Systems	43,712	[a]	1,829,347
			11,858,336
Technology Hardware & Equipment - 5.7%
Ciena	83,487	[a]	1,747,383
Cray	56,314	[a]	1,362,799
II-VI	27,093	[a]	1,272,016
Methode Electronics	30,464		1,221,606
NETGEAR	30,916	[a]	1,816,315
NetScout Systems	53,873	[a]	1,640,433
Plantronics	20,683		1,042,010
Tech Data	15,209	[a]	1,490,026
			11,592,588
Transportation - 1.8%
Hub Group, Cl. A	56,099	[a]	2,687,142
Marten Transport	46,635		946,691
			3,633,833
Utilities - 4.1%
Chesapeake Utilities	21,287	[b]	1,672,094
Hawaiian Electric Industries	45,628		1,649,452
Portland General Electric	33,882		1,544,342

Description	Shares	Value ($)
Common Stocks - 99.7% (continued)
Utilities - 4.1% (continued)
Southwest Gas Holdings	32,262	2,596,446
Vectren	14,517	943,895
		8,406,229
Total Common Stocks (cost $159,856,041)		203,361,496

Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,066,484)	1,066,484 [d]	1,066,484

Investment of Cash Collateral for Securities Loaned - 10.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $20,420,973)	20,420,973 [d]	20,420,973
Total Investments (cost $181,343,498)	110.2%	224,848,953
Liabilities, Less Cash and Receivables	(10.2%)	(20,787,257)
Net Assets	100.0%	204,061,696
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At December 31, 2017, the value of the fund’s securities on loan was $42,216,386 and the value of the collateral held by the fund was $43,606,287, consisting of cash collateral of $20,420,973 and U.S. Government &
Agency securities valued at $23,185,314.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	201,329,662	-	-	201,329,662
Equity Securities—
Foreign Common
Stocks†	1,519,025	-	-	1,519,025
Exchange-Traded
Funds	512,809	-	-	512,809
Registered Investment
Companies	21,487,457	-	-	21,487,457

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2017, accumulated net unrealized appreciation on investments was $43,505,455, consisting of $47,112,388 gross unrealized appreciation and $3,606,933 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)